Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000022370
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2023
Prospectus Date	rr_ProspectusDate	Aug. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
John Hancock Fundamental Equity Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHFEX
John Hancock Fundamental Equity Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHFEX
John Hancock Mid Cap Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACJX
John Hancock Mid Cap Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACLX
John Hancock Mid Cap Growth Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACBX
John Hancock Mid Cap Growth Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACEX
John Hancock Mid Cap Growth Fund | Class NAV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JACFX